Loans, allowance for loan losses and credit quality (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 quarter D	Dec. 31, 2010
Loans, allowance for loan losses and credit quality
Non-performing loan classification, past due (in days)	90
Non-performing loan classification subprime residential loans, past due (in days)	120
Non-performing subprime residential loans typical period for transferring servicing (in days)	30
Period of anticipated repayment after which loan is written down to net book value (in quarters)	2
Gross impaired loans by category
Non-performing loans	758	961
Non-interest-earning loans	262	340
Total non-performing and non-interest-earning loans	1,020	1,301
Restructured loans	18	52
Potential problem loans	680	510
Total other impaired loans	698	562
Gross impaired loans	1,718	1,863
Minimum
Gross impaired loans by category
Loan provision threshold, as percentage of loan notional amount, at which loans are written down to net book value	80.00%
Number of days of default on interest or principal considered to assess credit worthiness	90
Consumer
Gross impaired loans by category
Non-performing loans	465	530
Non-interest-earning loans	55	71
Total non-performing and non-interest-earning loans	520	601
Restructured loans	1	0
Potential problem loans	144	79
Total other impaired loans	145	79
Gross impaired loans	665	680
Mortgages
Gross impaired loans by category
Non-performing loans	176	208
Non-interest-earning loans	14	22
Total non-performing and non-interest-earning loans	190	230
Restructured loans	1	0
Potential problem loans	73	74
Total other impaired loans	74	74
Gross impaired loans	264	304
Loans collateralized by securities
Gross impaired loans by category
Non-performing loans	27	40
Non-interest-earning loans	13	19
Total non-performing and non-interest-earning loans	40	59
Restructured loans	0	0
Potential problem loans	46	1
Total other impaired loans	46	1
Gross impaired loans	86	60
Consumer finance
Gross impaired loans by category
Non-performing loans	262	282
Non-interest-earning loans	28	30
Total non-performing and non-interest-earning loans	290	312
Restructured loans	0	0
Potential problem loans	25	4
Total other impaired loans	25	4
Gross impaired loans	315	316
Corporate and institutional
Gross impaired loans by category
Non-performing loans	293	431
Non-interest-earning loans	207	269
Total non-performing and non-interest-earning loans	500	700
Restructured loans	17	52
Potential problem loans	536	431
Total other impaired loans	553	483
Gross impaired loans	1,053	1,183
Real estate.
Gross impaired loans by category
Non-performing loans	29	55
Non-interest-earning loans	7	13
Total non-performing and non-interest-earning loans	36	68
Restructured loans	0	0
Potential problem loans	24	15
Total other impaired loans	24	15
Gross impaired loans	60	83
Commercial and industrial loans
Gross impaired loans by category
Non-performing loans	215	353
Non-interest-earning loans	129	207
Total non-performing and non-interest-earning loans	344	560
Restructured loans	17	52
Potential problem loans	454	339
Total other impaired loans	471	391
Gross impaired loans	815	951
Financial institutions
Gross impaired loans by category
Non-performing loans	49	23
Non-interest-earning loans	65	43
Total non-performing and non-interest-earning loans	114	66
Restructured loans	0	0
Potential problem loans	58	77
Total other impaired loans	58	77
Gross impaired loans	172	143
Governments and public institutions
Gross impaired loans by category
Non-performing loans	0	0
Non-interest-earning loans	6	6
Total non-performing and non-interest-earning loans	6	6
Restructured loans	0	0
Potential problem loans	0	0
Total other impaired loans	0	0
Gross impaired loans	6	6